Deferred tax (Tables)	12 Months Ended
Dec. 31, 2024
Deferred tax
Schedule of movement in deferred tax assets and liabilities

	Assets	Liabilities	Total
	$’m	$’m	$’m
At January 1, 2022	166	(302)	(136)
Credited/(charged) to the income statement (note 7)	75	(60)	15
(Charged)/credited to other comprehensive income	(21)	25	4
Exchange	(4)	17	13
At December 31, 2022	216	(320)	(104)
Credited/(charged) to the income statement (note 7)	60	(36)	24
Charged to other comprehensive income	4	4	8
Exchange	3	(5)	(2)
At December 31, 2023	283	(357)	(74)
(Charged)/credited to the income statement (note 7)	(6)	5	(1)
(Charged)/credited to other comprehensive income	(3)	2	(1)
Exchange	(6)	5	(1)
At December 31, 2024	268	(345)	(77)

Schedule of components of deferred tax assets and liabilities

	At December 31,
	2024	2023
	$’m	$’m
Tax losses	53	39
Employee benefit obligations	19	23
Depreciation timing differences (including leases)	123	147
Provisions	29	29
Other	44	45
	268	283
Available for offset	(204)	(221)
Deferred tax assets	64	62
Intangible assets	(85)	(101)
Accelerated depreciation and other fair value adjustments (including leases)	(246)	(240)
Other	(14)	(16)
	(345)	(357)
Available for offset	204	221
Deferred tax liabilities	(141)	(136)

Schedule of Tax credit recognized in income statement

	Year ended
	December 31,
	2024	2023	2022
	$’m	$’m	$’m
Tax losses	16	14	15
Employee benefit obligations	(1)	3	3
Depreciation timing differences (including leases)	(21)	26	38
Provisions	—	(3)	8
Other deferred tax assets	—	20	11
Intangible assets	14	10	13
Accelerated depreciation and other fair value adjustments (including leases)	(8)	(49)	(68)
Other deferred tax liabilities	(1)	3	(5)
	(1)	24	15